Commitment and Contingencies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
Commitments and Contingencies Disclosure [Line Items]
Investment commitments	$ 199,000,000	¥ 1,400,000,000
Network Infrastructure and Buildings
Commitments and Contingencies Disclosure [Line Items]
Capital commitments contracted not yet reflected in financial statements	32,000,000				¥ 220,000,000
Office
Commitments and Contingencies Disclosure [Line Items]
Total rental expense for offices and IDC facilities	71,000,000	485,000,000	¥ 507,000,000	¥ 494,000,000
IDC Facilities
Commitments and Contingencies Disclosure [Line Items]
Total rental expense for offices and IDC facilities	944,000,000	¥ 6,500,000,000	5,600,000,000	¥ 4,700,000,000
Obligations related to the entity's directors and officers
Commitments and Contingencies Disclosure [Line Items]
Fair value of indemnification obligations related to the entity's directors and officers	$ 0		¥ 0		¥ 0